ACCOUNTS RECEIVABLE, NET-THIRD PARTIES (Schedule of Accounts Receivable) (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES [Abstract]
Accounts receivables		2,386,356,664	1,779,953,029
Allowance for doubtful accounts		(673,671,445)	(179,746,165)	(378,888)	(2,800,000)
Accounts receivable, net	$ 274,904,932	1,712,685,219	1,600,206,864